CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($) $ in Thousands	Ordinary shares [Member]	Preferred A Shares [Member]	Additional paid-in capital [Member]	Deficit accumulated [Member]	Total
Balance at Dec. 31, 2014	$ 29	$ 11	$ 2,890	$ (6,371)	$ (3,441)
Balance, shares at Dec. 31, 2014	1,448,363	525,051
Conversion of warrants into Convertible Preferred A Shares at $2.457 per share, net of issuance costs		$ 5	3,408		3,413
Conversion of warrants into Convertible Preferred A Shares at $2.457 per share, net of issuance costs, shares		234,035
Stock-based compensation related to options granted to employees and non-employees			429		429
Stock-based compensation related to RSU's granted to Board of Directors' member			18		18
Beneficial conversion feature in respect to Convertible Notes			1,239		1,239
Net loss				(3,482)	(3,482)
Balance at Dec. 31, 2015	$ 29	$ 16	7,984	(9,853)	(1,824)
Balance, shares at Dec. 31, 2015	1,448,363	759,086
Modification of Consultants' warrants to purchase Ordinary Shares			94		94
Waiver of salary by the Company's CEO			304		304
Stock-based compensation related to options granted to employees and non-employees			243		243
Stock-based compensation related to RSU's granted to Board of Directors' member			28		28
Beneficial conversion feature in respect to Convertible Notes			177		177
Net loss				(3,720)	(3,720)
Balance at Dec. 31, 2016	$ 29	$ 16	$ 8,830	$ (13,573)	$ (4,698)
Balance, shares at Dec. 31, 2016	1,448,363	759,086